Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

— PAY VERSUS PERFORMANCE

The table below summarizes the compensation actually paid to each of the NEOs listed in the table and company financial performance measures for the three years ended December 31, 2022.

	Summary Compensation		Compensation		Average Summary Compensation	Average Compensation		Value of Initial Fixed $100 Investment Based on:(4)			Company
	Table Total for PEO	(1)	Actually Paid to PEO	(2),(3)	Table Total for Non-PEO NEOs	Actually paid to Non-PEO NEOs	(2),(3)	Company TSR	Peer Group TSR	Net Income	Adjusted EBITDA
Year	($)		($)		($)	($)		($)	($)	($ Million)	($ Million)
2022	8,682,313		(7,732,568)		2,042,305	(224,312)		209	125	1,083	1,389
2021	9,158,272		34,346,704		1,943,418	5,334,446		272	180	1,373	1,877
2020	7,381,365		8,389,602		1,577,268	1,673,812		128	138	497	757

(1)	W. Bradley Southern is our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each presented year are listed below.

2022	2021 and 2020
Alan J.M. Haughie	Alan J.M. Haughie
Jason P. Ringblom	Jason P. Ringblom
Nicole C. Daniel	Neil Sherman
Michael W. Blosser	Michael J. Sims
Robin H. Everhart

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Deduct Change in Pension Value for PEO ($)	Pension Benefits Adjustments for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	8,682,313	(4,318)	—	(4,681,023)	(11,729,540)	(7,732,568)
2021	9,158,272	(2,909)	—	(5,841,211)	31,032,552	34,346,704
2020	7,381,365	(4,833)	—	(3,814,806)	4,827,876	8,389,602

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Change in Pension Value for Non-PEO NEOs ($)	Pension Benefits Adjustments for Non-PEO NEOs ($)	Exclusion of Stock Awards for Non-PEO NEOs ($)	Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,042,305	(2,303)	—	(680,462)	(1,583,852)	(224,312)
2021	1,943,418	(1,780)	—	(819,028)	4,211,836	5,334,446
2020	1,577,268	(9,062)	—	(516,399)	622,006	1,673,812

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	1,553,112	(12,132,510)	—	(1,338,973)	—	194,831	(11,729,540)
2021	10,744,875	18,990,112	—	1,080,375	—	217,190	31,032,552
2020	2,141,537	2,342,026	—	119,253	—	225,060	4,827,876

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	241,204	(1,593,574)	35,226	(297,009)	—	30,301	(1,583,852)
2021	1,436,593	2,590,079	55,090	158,681	(59,695)	31,087	4,211,836
2020	293,181	273,091	—	27,434	—	28,300	622,006

(4)	The Peer Group TSR set forth in this table utilizes the following published index: S&P 500 Building Products. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table.

Financial Performance Measures used to Link Compensation Actually Paid to NEOs for the Most Recently Completed Fiscal Year to Company Performance

For the fiscal year ended December 31, 2022, our Compensation Committee identified the performance measures listed below as the most important in setting compensation for the NEOs. Adjusted EBITDA is the key performance measure used in setting performance goals for our PSUs which comprise a significant portion of the NEOs compensation mix. For additional detail on Adjusted EBITDA see “Compensation Disclosure and Analysis – Section IV: Elements and Philosophy of Executive Compensation – Long-term Equity Incentive Compensation” on page 44.

Adjusted EBITDA (Company and Segment basis)
Economic Profit (Company and Segment basis)
Company Operating Cash Flow
Relative Total Stockholder Return

Named Executive Officers, Footnote [Text Block]

(1)	W. Bradley Southern is our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each presented year are listed below.

2022	2021 and 2020
Alan J.M. Haughie	Alan J.M. Haughie
Jason P. Ringblom	Jason P. Ringblom
Nicole C. Daniel	Neil Sherman
Michael W. Blosser	Michael J. Sims
Robin H. Everhart

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the following published index: S&P 500 Building Products. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table.
PEO Total Compensation Amount	$ 8,682,313	$ 9,158,272	$ 7,381,365
PEO Actually Paid Compensation Amount	$ (7,732,568)	34,346,704	8,389,602
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO ($)	Deduct Change in Pension Value for PEO ($)	Pension Benefits Adjustments for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	8,682,313	(4,318)	—	(4,681,023)	(11,729,540)	(7,732,568)
2021	9,158,272	(2,909)	—	(5,841,211)	31,032,552	34,346,704
2020	7,381,365	(4,833)	—	(3,814,806)	4,827,876	8,389,602

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Change in Pension Value for Non-PEO NEOs ($)	Pension Benefits Adjustments for Non-PEO NEOs ($)	Exclusion of Stock Awards for Non-PEO NEOs ($)	Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,042,305	(2,303)	—	(680,462)	(1,583,852)	(224,312)
2021	1,943,418	(1,780)	—	(819,028)	4,211,836	5,334,446
2020	1,577,268	(9,062)	—	(516,399)	622,006	1,673,812

Non-PEO NEO Average Total Compensation Amount	$ 2,042,305	1,943,418	1,577,268
Non-PEO NEO Average Compensation Actually Paid Amount	$ (224,312)	5,334,446	1,673,812
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	1,553,112	(12,132,510)	—	(1,338,973)	—	194,831	(11,729,540)
2021	10,744,875	18,990,112	—	1,080,375	—	217,190	31,032,552
2020	2,141,537	2,342,026	—	119,253	—	225,060	4,827,876

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	241,204	(1,593,574)	35,226	(297,009)	—	30,301	(1,583,852)
2021	1,436,593	2,590,079	55,090	158,681	(59,695)	31,087	4,211,836
2020	293,181	273,091	—	27,434	—	28,300	622,006

(4)	The Peer Group TSR set forth in this table utilizes the following published index: S&P 500 Building Products. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following tables illustrate the relationship between compensation actually paid (CAP) to the PEO and the other NEOs compared to Company Net Income, Adjusted EBITDA and Total Stockholder Return (TSR).

Total Shareholder Return Amount	$ 209	272	128
Peer Group Total Shareholder Return Amount	125	180	138
Net Income (Loss)	$ 1,083,000,000	$ 1,373,000,000	$ 497,000,000
Company Selected Measure Amount	1.389	1.877	0.757
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Economic Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company Operating Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return
PEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,318)	$ (2,909)	$ (4,833)
PEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,681,023)	(5,841,211)	(3,814,806)
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,729,540)	31,032,552	4,827,876
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,553,112	10,744,875	2,141,537
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,132,510)	18,990,112	2,342,026
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,338,973)	1,080,375	119,253
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	194,831	217,190	225,060
PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,729,540)	31,032,552	4,827,876
Non-PEO NEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,303)	(1,780)	(9,062)
Non-PEO NEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(680,462)	(819,028)	(516,399)
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,583,852)	4,211,836	622,006
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	241,204	1,436,593	293,181
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,593,574)	2,590,079	273,091
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,226	55,090
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		158,681	27,434
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(59,695)
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,301	31,087	28,300
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,583,852)	4,211,836	622,006
Non Peo Neos [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(297,009)
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,682,313	$ 9,158,272	$ 7,381,365